Fair Value Measurements (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 21, 2023
Expected term (in years)	7 days
Dividend yield	0.00%	0.00%
Expected volatility	53.70%	62.50%
Monte Carlo Simulation [Member]
Stock price		$ 1.70	$ 6.49
Expected term (in years)		4 years 11 months 23 days	5 years 3 days
Dividend yield		0.00%	0.00%
Expected volatility		41.50%	13.90%
Risk-free interest rate		3.84%	3.87%
Monte Carlo Models [Member]
Stock price	$ 6.59	$ 1.70	$ 1.70
Expected term (in years)	4 years 9 months 18 days	5 years	5 years
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	69.30%	75.90%	76.40%
Risk-free interest rate	4.23%	3.84%	3.87%